Income Fund (Prospectus Summary) | Income Fund
Tributary Income Fund
Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Income Fund		Institutional Class	Institutional Plus Class
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Other Expenses		0.58%	0.33%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.19%	0.94%
Fee Waiver	[2]	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver		0.92%	0.67%
[1]	Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
[2]	The investment adviser has contractually agreed to waive 0.27% of its Management Fees for the period August 1, 2011 through July 31, 2012. This waiver is only terminable upon the approval of the Fund's Board of Directors.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	94	351	628	1,419
Institutional Plus Class	68	273	494	1,130

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities. The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization ("NRSRO"), or if unrated, deemed to be of comparable quality by the Fund's sub-adviser. The Fund may invest up to
20% of its assets in fixed income securities rated below such ratings, but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more.
Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

Principal Risks
The value of the Fund's shares depends on the value of the securities it owns.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels, and political events. There is a risk the sub-adviser will not accurately predict the direction of these and other factors and, as a result, the sub-adviser's investment decisions may not accomplish what they were intended to achieve.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will decline.

Credit Risk and Guarantee Risk: The Fund could lose money if the issuer or guarantor of a fixed income security cannot meet its financial obligations or goes bankrupt. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Reinvestment Risk: If interest rates decline when a fixed income security held by the Fund matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Mortgage-Related Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2)
adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Performance History
The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the
Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for the
1-year, 5-year, and since inception periods to a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns - Institutional Class (%)

The Institutional Class' total return for the six-month period ended June 30,
2011 was 3.25%.

Best Quarter           Worst Quarter
September 30, 2001     June 30, 2004
            4.87%             -2.79%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes		6.68%	4.97%	4.76%	Mar. 09, 2001
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions		5.20%	3.34%	3.00%	Mar. 09, 2001
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		4.33%	3.28%	3.01%	Mar. 09, 2001
Institutional Plus Class	Institutional Plus Class Return Before Taxes	[1]	6.68%	4.97%	4.76%	Mar. 09, 2001
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.67%	Mar. 09, 2001
[1]	The performance information shown above for the Institutional Plus Class reflects the Fund's Institutional Class returns for the periods prior to December 31, 2010. Unlike Institutional Plus Class shares, Institutional Class shares impose a non-12b-1 shareholder services fee of 0.25%, which is reflected in the return information. Accordingly, had the Institutional Plus Class been in operation prior to December 31, 2010, the performance for that period would have been different as a result of lower annual operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are for
Institutional Class shares only.